    As filed with the Securities and Exchange Commission on October 25, 2001
                                       Securities Act Registration No. 333-60774

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-effective Amendment No.         Post-effective Amendment No. 1
                                ----
                        (Check appropriate box or boxes)

                                AIM SERIES TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
                  --------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713)626-1919

Name and Address of Agent for Service:    Copy to:

CAROL F. RELIHAN, ESQUIRE                 THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1225 17th Street
Suite 100                                 Suite 2300
Houston, TX 77046                         Denver, CO 80202

     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)(1)(v).

     No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

     In accordance with the guidance provided in the comment letter to the registrants dated February 15, 1996, this Post-effective Amendment to Registration Statement on Form N-14 is being filed to file a copy of Exhibit 12, the opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus previously filed under Registration No. 333-60774. This Post-effective Amendment consists of the facing page, this page, Item 16 from Part C of the Registration Statement marked to show revisions, a signature page, exhibit index and the exhibit described therein.

PART C. OTHER INFORMATION

Item 16.     Exhibits

(1)     (a)     Agreement and Declaration of Trust of Registrant dated May 7,
                1998, was filed as an Exhibit to Registrant's Post-effective
                Amendment No. 4 on June 1, 1998, and is hereby incorporated by reference.

        (b) First Amendment to Agreement and Declaration of Trust of Registrant was filed as an Exhibit to Registrant's Post-effective Amendment No. 7 on February 12, 1999, and is hereby incorporated by reference.

        (c) Second Amendment, dated February 11, 2000, to the Agreement and Declaration of Trust, dated May 7, 1998, was filed electronically as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

        (d) Amendment No. 3, dated May 24, 2000, to the Agreement and Declaration of Trust, dated May 7, 1998, was filed electronically as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

        (e) Amendment No. 4, dated December 5, 2000, to the Agreement and Declaration of Trust, dated May 7, 1998, was filed electronically as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

(2)     (a)     Amended and Restated By-Laws of Registrant dated December 10,
                1998, were filed as an Exhibit to Post-effective Amendment No. 8 on April 6, 1999, and are hereby incorporated by reference.

        (b) First Amendment, adopted June 15, 1999, to the Amended and Restated By-Laws, dated December 10, 1998, was filed as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

(3)     Voting Trust Agreements - None.


(4) Form of Agreement and Plan of Reorganization between the Registrant and AIM Investment Funds was filed electronically as Appendix I to the Combined Proxy Statement and Prospectus that is a part of the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.


(5) Articles II, VI, VII, VIII and IX of the Agreement and Declaration of Trust and Articles IV, V, VI, VII and VIII of the Amended and Restated By-Laws defining the rights of holders of shares were filed electronically as Exhibits to Post-effective Amendment No. 4 on June 1, 1998 and Post-effective Amendment No. 8 on April 6, 1999, respectively, and are hereby incorporated by reference.

(6)     (a)     Master Investment Advisory Agreement dated August 27, 1999 between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 11 on April 28, 2000, and is hereby incorporated by reference.



        (b) Master Administrative Services Agreement dated August 27, 1999 between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 11 on April 28, 2000, and is hereby incorporated by reference.


        (c) (1) Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to Registrant's Post-effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                (2) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to Registrant's Post-effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                (3) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to Registrant's Post-effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                (4) Amendment No. 3, dated December 22, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to Registrant's Post-effective Amendment No. 8 on April 6, 1999 and is hereby incorporated by reference.

                (5) Amendment No. 4, dated January 26, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to Registrant's Post-effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                (6) Amendment No. 5, dated March 1, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to Registrant's Post-effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                (7) Amendment No. 6, dated March 18, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-effective Amendment No. 11 on April 28, 2000, and is hereby incorporated by reference.

                (8) Amendment No. 7, dated November 15, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-effective Amendment No. 11 on April 28, 2000, and is hereby incorporated by reference.


(7)     (a)     (1) First Amended and Restated Distribution Agreement, dated
                July 1, 2000, between Registrant and A I M Distributors, Inc.
                with respect to Class A and Class C shares was filed electronically as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

                (2) First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant and A I M Distributors, Inc. with respect to Class B shares was filed electronically as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

                (3) Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed as an Exhibit to Registrant's Post-effective Amendment No. 7 on February 12, 1999, and is hereby incorporated by reference.

                (4) Form of Select Dealer Agreement for Investment Companies Managed by A I M Advisors, Inc. was filed as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

                (5) Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks was filed as an Exhibit to Registrant's Post-effective Amendment No. 7 on February 12, 1999, and is hereby incorporated by reference.

(8)             Agreements Concerning Officers and Director/Trustee Benefits -
                None.

(9)     (a)     (1) Master Custodian Contract, dated May 1, 2000, between
                Registrant and State Street Bank and Trust Company, was filed as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

                (2) Amendment, dated May 1, 2000, to the Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company, was filed as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

        (b) (1) Subcustodian Agreement, dated September 9, 1994, among Registrant, Texas Commerce Bank, N.A., State Street Bank and Trust Company and A I M Fund Services, was filed as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

                (2) Amendment No. 1, dated October 2, 1998, to the Subcustodian Agreement, dated September 9, 1994, among Registrant, Chase Bank of Texas N.A. (formerly Texas Commerce Bank), State Street Bank and Trust Company and A I M Fund Services, Inc. was filed as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

(10)    (a)     Second Amended and Restated Distribution Plan, dated as of July
                1, 2000, with respect to Class A and Class C shares, was filed as an Exhibit to Post-effective Amendment No. 12 on April 26,
                2001, and is hereby incorporated by reference.

        (b) First Amended and Restated Master Distribution Plan, dated as of December 31, 2000, with respect to Class B shares, was filed as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

        (c) (1) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed as an Exhibit to Registrant's Post-effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                (2) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Registrant's Post-effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                (3) Form of Variable Group Annuity Contract Holder Service Agreement, was filed electronically as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

                (4) Form of Service Agreement for Bank Trust Department and For Broker to be used in connection with Registrant's Master Distribution Plan, was filed electronically as an Exhibit to Registrant's Post-effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                (5) Form of Agency Pricing Agreement to be used in connection with Registrant's Master Distribution Plan, was filed electronically as an Exhibit to Registrant's Post-effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                (6) Form of Shareholder Service Agreement for Shares of the Mutual Funds, was filed electronically as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

        (d) Multiple Class Plan of AIM Investment Funds, AIM Growth Series and Registrant, effective February 11, 2000, was filed as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

(11)    (a)     Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP,
                as to the legality of the securities being registered was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.



        (b) Opinion of Potter Anderson & Coroon, LLP, was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.



(12) Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders is filed herewith electronically.


(13)    (a)     (1) Transfer Agency and Service Agreement dated September 8,
                1998 between Registrant and A I M Fund Services, Inc., was filed as an Exhibit to Registrant's Post-effective Amendment No. 7 on
                February 12, 1999, and is hereby incorporated by reference.

                (2) Amendment No. 1 dated July 1, 1999 to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc. dated September 8, 1998, was filed electronically as an Exhibit to Registrant's Post-effective Amendment No. 11, on April 28, 2000, and is hereby incorporated by reference.

                (3) Amendment No. 2 dated July 1, 1999 to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc. dated September 8, 1998, was filed electronically as an Exhibit to Registrant's Post-effective Amendment No. 11, on April 28, 2000, and is hereby incorporated by reference.

                (4) Amendment No. 3 dated February 11, 2000 to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc. dated September 8, 1998, was filed electronically as an Exhibit to Registrant's Post-effective Amendment No. 11, on April 28, 2000, and is hereby incorporated by reference.

                (5) Amendment No. 4, dated July 1, 2000, to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 12 on April 26, 2001, and is hereby incorporated by reference.

        (b) (1) Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Registrant's Post-effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

                (2) Amendment No. 1, dated October 4, 1995, to Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Registrant's Post-effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

                (3) Addendum No. 2, dated October 12, 1995, to Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Registrant's Post-effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

                (4) Amendment No. 3, dated February 1, 1997, to Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Registrant's Post-effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

                (5) Exhibit 1, effective as of August 4, 1997, to Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Registrant's Post-effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

                (6) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, was filed as an Exhibit to Registrant's Post-effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

                (7) Amendment No. 4, dated June 30, 1998, to Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Registrant's Post-effective Amendment No. 7 on February 12, 1999, and is hereby incorporated by reference.

                (8) Amendment No. 5, dated July 1, 1998, to Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Registrant's Post-effective Amendment No. 7 on February 12, 1999, and is hereby incorporated by reference.

                (9) Amendment No. 6, dated August 30, 1999, to Remote Access and Related Services Agreement, dated December 23, 1994, was filed electronically as an Exhibit to Registrant's Post-effective Amendment No. 11, on April 28, 2000, and is hereby incorporated by reference.

                (10) Amendment No. 7, dated February 29, 2000, to Remote Access and Related Services Agreement, dated December 23, 1994, was filed electronically as an Exhibit to Post-effective Amendment No. 12, on April 26, 2001, and is hereby incorporated by reference.

                (11) Amendment No. 8, dated June 26, 2000, to Remote Access and Related Services Agreement, dated December 23, 1994, was filed electronically as an Exhibit to Post-effective Amendment No. 12, on April 26, 2001, and is hereby incorporated by reference.

                (12) Amendment No. 9, dated June 26, 2000, Restated and Amended Amendment No. 6 to Remote Access and Related Services Agreement, dated December 23, 1994, was filed electronically as an Exhibit to Post-effective Amendment No. 12, on April 26, 2001, and is hereby incorporated by reference.

                (13) Amendment No. 10, dated July 28, 2000, to Remote Access and Related Services Agreement, dated December 23, 1994, was filed electronically as an Exhibit to Post-effective Amendment No. 12, on April 26, 2001, and is hereby incorporated by reference.

                (14) Amendment, dated August 22, 2000, to Amendment No. 9, dated June 26, 2000, to Remote Access and Related Services Agreement, dated December 23, 1994, was filed electronically as an Exhibit to Registrant's Post-effective Amendment No. 12, on April 26, 2001, and is hereby incorporated by reference.


(14) Consent of PricewaterhouseCoopers, LLP, was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.


(15)    Omitted Financial Statements - None.

(16)    Powers of Attorney - None.


(17) Form of Proxy related to the Special Meeting of Shareholders of AIM Investment Funds was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment No. 1 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, State of Texas, on the 25th day of October, 2001.

                                       REGISTRANT: AIM SERIES TRUST

                                             By: /s/ ROBERT H. GRAHAM
                                                 -------------------------------
                                                 Robert H. Graham, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURES                                      TITLE                           DATE
         ----------                                      -----                           ----

/s/ ROBERT H. GRAHAM                         Chairman, Trustee & President         October 25, 2001
-------------------------------              (Principal Executive Officer)
     (Robert H. Graham)

/s/ FRANK S. BAYLEY                                     Trustee                    October 25, 2001
-------------------------------
     (Frank S. Bayley)

/s/ BRUCE L. CROCKETT                                   Trustee                    October 25, 2001
-------------------------------
      (Bruce L. Crockett)

/s/ OWEN DALY II                                        Trustee                    October 25, 2001
-------------------------------
     (Owen Daly II)

/s/ ALBERT R. DOWDEN                                    Trustee                    October 25, 2001
-------------------------------
      (Albert R. Dowden)

/s/ EDWARD K. DUNN, Jr.                                 Trustee                    October 25, 2001
-------------------------------
       (Edward K. Dunn, Jr.)

/s/ JACK M. FIELDS                                      Trustee                    October 25, 2001
-------------------------------
    (Jack M. Fields)

/s/ CARL FRISCHLING                                     Trustee                    October 25, 2001
-------------------------------
    (Carl Frischling)

/s/ PREMA MATHAI-DAVIS                                  Trustee                    October 25, 2001
-------------------------------
      (Prema Mathai-Davis)

/s/ LEWIS F. PENNOCK                                    Trustee                    October 25, 2001
-------------------------------
      (Lewis F. Pennock)

/s/ RUTH H. QUIGLEY                                     Trustee                    October 25, 2001
-------------------------------
       (Ruth H. Quigley)

/s/ LOUIS S. SKLAR                                      Trustee                    October 25, 2001
-------------------------------
    (Louis S. Sklar)

/s/ DANA R. SUTTON                            Vice President & Treasurer           October 25, 2001
-------------------------------                (Principal Financial and
      (Dana R. Sutton)                            Accounting Officer)


                                  EXHIBIT INDEX

EXHIBIT
NUMBER            DESCRIPTION
-------           -----------

12                Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders.